Leases (Details Narrative)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Lessee, operating lease, option to extend	some of which may include options to extend the leases perpetually	some of which may include options to extend the leases perpetually
Lessee, operating lease, option to terminate	some of which may include options to terminate the leases within 1 year.	some of which may include options to terminate the leases within 1 year.
Discount rate		7.00%	12.00%
Minimum [Member]
Lessee, operating lease, remaining lease term	6 months	2 months
Lessee, operating lease, termination lease term	1 year	1 year
Maximum [Member]
Lessee, operating lease, remaining lease term	8 years 6 months	8 years 6 months